AXA PREMIER VIP TRUST – MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

SUPPLEMENT DATED JANUARY 15, 2013 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2012

This Supplement updates certain information contained in the Summary Prospectus dated May 1, 2012 of the Multimanager Large Cap Core Equity Portfolio of the AXA Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding a portfolio manager change for the Multimanager Large Cap Core Equity Portfolio (the “Portfolio”).

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The legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2012, as supplemented May 1, 2012, May 4, 2012, June 14, 2012, July 5, 2012, July 19, 2012, July 31, 2012, August 1, 2012, August 6, 2012, August 29, 2012, October 9, 2012, December 7, 2012, December 13, 2012, December 14, 2012 and January 15, 2013 and Statement of Additional Information (“SAI”), dated May 1, 2012, as supplemented May 1, 2012, May 4, 2012, July 19, 2012, August 6, 2012, August 10, 2012, December 7, 2012, December 13, 2012 and January 15, 2013, and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2011, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

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Effective immediately, John D. Phillips of AllianceBernstein L.P. no longer serves as a portfolio manager to the Portfolio. Therefore, information regarding Mr. Phillips in the “Who Manages the Portfolio – Sub-adviser: AllianceBernstein L.P. – Portfolio Managers:” section of the Summary Prospectus is hereby deleted in its entirety.